Contingent liabilities and financial commitments - US Tobacco Litigation - Additional Information (Details)		12 Months Ended		36 Months Ended
	Aug. 17, 2006 SUBJECT	Dec. 31, 2022 USD ($) CLASSACTION CASE DISTRICTCOURT REIMBURSEMENT	Dec. 31, 2022 GBP (£) CLASSACTION CASE DISTRICTCOURT REIMBURSEMENT	Dec. 31, 2022 CASE CLASSACTION REIMBURSEMENT	Apr. 30, 2016 CLASSACTION	Sep. 22, 1999 USD ($)	Sep. 22, 1999 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Industry claim for disgorgement						$ 280,000,000,000	£ 232,800,000,000
Number of brand descriptors directed by court for corrective communications | SUBJECT	5
Number of class actions in lawsuit | CLASSACTION		17	17	17
Percentage of additive-free cigarettes		100.00%	100.00%
Class action alleged excess amount that plaintiffs seeking		$ 5,000,000	£ 4,160,000
Top of range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking		$ 75,000	£ 62,349
US tobacco related actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class action raised against plaintiffs seeking more than 5m | CLASSACTION		16	16
Number of class action raised against plaintiffs seeking less than 75k | CLASSACTION		1	1
Jones v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date		1998-12	1998-12
Other putative class action case activities current | CLASSACTION		0	0
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date		1997-11	1997-11
R J R T B and W and Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | REIMBURSEMENT		1	1	1
Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				23
Number of cases dismissed during trial				3
Number of cases for which new trial is ordered				1
Reynolds defendants | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				5
Total number of cases affirmed in favour of plaintiffs				18
Reynolds defendants | Oregon
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				1
Total number of cases affirmed in favour of plaintiffs				2
Reynolds defendants | Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants				2
Total number of cases affirmed in favour of plaintiffs				1
Reynolds defendants | New Mexico
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs				1
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of additive-free cigarettes		100.00%	100.00%
Number of putative class actions filed | CLASSACTION		17	17	17	16
Hearing period		5 days	5 days
United States | Engle Progeny cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		77	77	77
United States | R J R T B and W and Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case		2,140	2,140
United States | US Tobacco litigation
Disclosure Of Commitments And Contingencies [Line Items]
Category of case		4	4
United States | Reynolds defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		48	48	48
Number of cases defendants				44
Number of cases, mistrials declared				9
Total number of cases affirmed in favour of defendants				8
United States | Reynolds defendants | Individual smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		35	35	35
United States | Reynolds defendants | Filter cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		11	11	11
United States | Reynolds defendants | Other non smoking and health cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial		2	2	2
United States | SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of district courts filed class actions cases | DISTRICTCOURT		9	9